State Street Small_Mid Cap Equity Index Portfolio Annual Fund Operating Expenses - State Street Small_Mid Cap Equity Index Portfolio - State Street Small_Mid Cap Equity Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.01%